Schedule of Fair Value Input Measurements (Details)		9 Months Ended
	Jan. 22, 2021 $ / shares	Sep. 30, 2021 $ / shares
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value liabilities, measurement input, term	6 years 6 months	5 years 9 months 21 days
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	0.1180	0.0870
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	0.0069	0.0111
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	0.0000	0.0000
Measurement Input Probability of Completing Business Combination [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	9.46	9.87